Share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Share Capital and Share Premium
Number of shares 000s	Share capital £m	Share premium £m
At 1 January 2017	822,127	205	2,597
Issue of ordinary shares – share option schemes	923	—	5
Purchase of own shares	(20,996)	(5)	—

At 31 December 2017	802,054	200	2,602
Issue of ordinary shares – share option schemes	864	1	5
Purchase of own shares	(21,840)	(6)	—

At 31 December 2018	781,078	195	2,607